Transactions with Related Parties - Consolidated Statements of Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction
Revenues (c)	$ 36,026	$ 63,731	$ 72,870
Voyage expenses	360	411	338
Vessel operating expenses	10,866	11,708	13,315
General and administrative expenses (d)	6,253	6,608	6,316
Capital Maritime And Trading Corp.
Related Party Transaction
Revenues (c)	36,026	63,731	72,870
Voyage expenses	360	411	338
Vessel operating expenses	10,866	11,708	13,315
General and administrative expenses (d)	$ 2,076	$ 2,569	$ 2,996